Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Share Capital Disclosure Of Detailed Information About Warrants, Activity 1	16,783,906
Share Capital Disclosure Of Detailed Information About Warrants, Activity 2	$ 0.19
Share Capital Disclosure Of Detailed Information About Warrants, Activity 3	520,883
Share Capital Disclosure Of Detailed Information About Warrants, Activity 4	$ 0.20
Share Capital Disclosure Of Detailed Information About Warrants, Activity 5	28,687,017
Share Capital Disclosure Of Detailed Information About Warrants, Activity 6	$ 0.76
Share Capital Disclosure Of Detailed Information About Warrants, Activity 7	16,875,000
Share Capital Disclosure Of Detailed Information About Warrants, Activity 8	$ 1.10
Share Capital Disclosure Of Detailed Information About Warrants, Activity 9	(11,926,634)
Share Capital Disclosure Of Detailed Information About Warrants, Activity 10	$ 0.25
Share Capital Disclosure Of Detailed Information About Warrants, Activity 11	(1,500)
Share Capital Disclosure Of Detailed Information About Warrants, Activity 12	$ 0.40
Share Capital Disclosure Of Detailed Information About Warrants, Activity 13	50,938,672
Share Capital Disclosure Of Detailed Information About Warrants, Activity 14	$ 0.80
Share Capital Disclosure Of Detailed Information About Warrants, Activity 15	(1,245,263)
Share Capital Disclosure Of Detailed Information About Warrants, Activity 16	$ 0.19
Share Capital Disclosure Of Detailed Information About Warrants, Activity 17	49,693,409
Share Capital Disclosure Of Detailed Information About Warrants, Activity 18	$ 0.81